As filed with the Securities and Exchange Commission on February 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22592

DoubleLine Opportunistic Credit Fund
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
c/o DoubleLine Capital LP
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

DoubleLine Opportunistic Credit Fund
Schedule of Investments
December 31, 2012 (Unaudited)

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 0.9%
1,000,000	Canyon Capital Ltd, Series 2012-1A-C	3.10%	# ^	01/15/2024	941,000
750,000	Finn Square Ltd, Series 2012-1A-B1	3.32%	# ^	12/24/2023	729,602
250,000	Finn Square Ltd, Series 2012-1A-C	4.12%	# ^	12/24/2023	220,620
1,500,000	LCM LP, Series 11A-INC	14.50%	# ^@	04/19/2022	1,489,988
Total Collateralized Loan Obligations (Cost $3,344,791)					3,381,210

Non-Agency Commercial Mortgage Backed Obligations - 1.4%
43,676,257	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.05%	# I/O	06/15/2045	5,058,278
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,826,637)					5,058,278

Non-Agency Residential Collateralized Mortgage Obligations - 54.1%
4,760,009	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.32%	#	03/25/2036	3,434,456
3,453,749	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,728,871
4,595,348	Banc of America Funding Corporation, Series 2006-A-4A1	3.01%	#	02/20/2036	3,795,204
5,269,567	BCAP LLC Trust, Series 2010-RR6-2216	4.87%	# ^	06/26/2036	2,329,425
3,886,985	BCAP LLC Trust, Series 2010-RR6-6A2	5.87%	# ^	07/26/2037	2,865,648
5,056,728	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	3,193,359
1,875,000	Citicorp Mortgage Securities, Inc., Series 2006-2-IA14	5.50%		04/25/2036	1,730,126
2,198,472	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4	19.08%	# ^I/F	10/25/2035	2,900,225
4,399,516	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-3A7	9.83%	^	01/25/2036	3,116,883
5,860,374	Citigroup Mortgage Loan Trust, Inc., Series 2010-9-4A3	7.37%	# ^	09/25/2035	4,477,768
6,920,131	Citimortgage Alternative Loan Trust, Series 2007-A4-IA6	5.75%		04/25/2037	5,802,938
5,524,595	Citimortgage Alternative Loan Trust, Series 2007-A6-IA16	6.00%		06/25/2037	4,711,885
3,719,863	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5	1.31%	#	02/25/2036	2,526,732
785,576	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.86%	#I/F	02/25/2036	1,062,057
8,511,800	Countrywide Home Loans, Series 2006-HYB1-3A1	2.79%	#	03/20/2036	6,476,233
6,848,250	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	3,940,538
1,899,463	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	1,913,642
2,739,361	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	2,547,735
3,586,961	First Horizon Asset Securities, Inc., Series 2007-AR3-2A2	5.90%	#	11/25/2037	3,281,468
6,300,632	GSAA Home Equity Trust, Series 2007-8-A2	0.56%	#	08/25/2037	4,526,349
3,631,635	Indymac Mortgage Loan Trust, Series 2005-AR1-2A1	3.12%	#	11/25/2035	3,054,815
5,873,606	Indymac Mortgage Loan Trust, Series 2005-AR23-6A1	4.92%	#	11/25/2035	4,650,630
4,500,000	Indymac Mortgage Loan Trust, Series 2007-FLX1-A2	0.39%	#	02/25/2037	4,148,984
4,000,693	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	3,757,641
5,867,153	JP Morgan Resecuritization Trust, Series 2011-1-1A10	8.00%	# ^	12/26/2036	4,626,004
7,619,615	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.85%	# ^	06/26/2037	5,929,449
6,422,177	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	6,295,692
4,300,281	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	2,974,334
3,813,089	Lehman XS Trust, Series 2005-2-1A2	0.56%	#	08/25/2035	3,391,832
3,533,015	MASTR Asset Securitization Trust, Series 2007-2-A3	6.25%		01/25/2038	3,356,872
5,023,133	Nomura Resecuritization Trust, Series 2010-2RA-A2	5.50%	^	01/26/2036	4,211,937
3,794,276	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	3,052,265
4,132,956	Residential Accredit Loans, Inc., Series 2005-AS14-3A1	6.00%		09/25/2035	3,919,324
6,219,866	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	5,444,122
4,416,400	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	3,472,357
8,700,691	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	6,725,321
2,231,568	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	1,752,034
9,173,370	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	7,235,904
3,976,810	Residential Accredit Loans, Inc., Series 2007-QS6-A1	0.54%	#	04/25/2037	2,198,299
4,210,213	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,157,717
905,937	Residential Accredit Loans, Inc., Series 2007-QS6-A2	53.84%	#I/F	04/25/2037	2,303,670
2,807,629	Residential Asset Securities Corporation, Series 2006-EMX2-A2	0.41%	#	02/25/2036	2,549,462
5,322,232	Residential Asset Securities Corporation, Series 2006-EMX6-A3	0.36%	#	07/25/2036	4,318,600
2,698,881	Residential Asset Securitization Trust, Series 2006-A6-1A12	6.89%	#I/F I/O	07/25/2036	865,022
2,668,564	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	1,691,970
8,394,109	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	7,452,306
4,182,316	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,414,388
2,640,056	Residential Asset Securitization Trust, Series 2007-A8-1A3	6.00%		08/25/2037	2,237,463
3,305,855	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,053,285
3,968,925	Residential Funding Mortgage Securities Trust, Series 2007-S6-1A10	6.00%		06/25/2037	3,422,711
4,333,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.61%	#	02/25/2036	3,542,278
6,541,000	Structured Asset Securities Corporation, Series 2005-11H-A3	5.50%		06/25/2035	4,689,325
6,985,599	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	6.00%	#	10/25/2036	4,904,844
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $176,642,826)					195,162,399

US Government / Agency Mortgage Backed Obligations - 35.7%
2,925,063	Federal Home Loan Mortgage Corporation, Series 3211-SI	26.79%	#I/F I/O	09/15/2036	1,983,969
6,256,776	Federal Home Loan Mortgage Corporation, Series 3236-ES	6.49%	#I/F I/O	11/15/2036	1,008,158
4,502,511	Federal Home Loan Mortgage Corporation, Series 3292-SD	5.89%	#I/F I/O	03/15/2037	680,497
9,398,397	Federal Home Loan Mortgage Corporation, Series 3314-SH	6.19%	#I/F I/O	11/15/2036	1,175,261
2,144,604	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.48%	#I/F	05/15/2037	2,493,942
8,525,206	Federal Home Loan Mortgage Corporation, Series 3330-KS	6.34%	#I/F I/O	06/15/2037	1,261,298
3,865,969	Federal Home Loan Mortgage Corporation, Series 3339-AI	6.34%	#I/F I/O	07/15/2037	533,211
10,840,389	Federal Home Loan Mortgage Corporation, Series 3339-TI	5.93%	#I/F I/O	07/15/2037	1,708,837
7,820,969	Federal Home Loan Mortgage Corporation, Series 3374-SD	6.24%	#I/F I/O	10/15/2037	1,040,502
6,753,229	Federal Home Loan Mortgage Corporation, Series 3382-SU	6.09%	#I/F I/O	11/15/2037	860,006
5,940,507	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.44%	#I/F I/O	03/15/2038	538,230
6,726,982	Federal Home Loan Mortgage Corporation, Series 3508-PS	6.44%	#I/F I/O	02/15/2039	948,738
5,856,350	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.79%	#I/F I/O	05/15/2040	835,417
13,166,607	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.24%	#I/F I/O	09/15/2040	1,649,688
10,446,331	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.64%	#I/F I/O	02/15/2041	1,187,228
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC	21.68%	#I/F	08/15/2041	2,367,795
7,265,620	Federal Home Loan Mortgage Corporation, Series 3924-SJ	5.79%	#I/F I/O	09/15/2041	1,143,569
6,610,669	Federal Home Loan Mortgage Corporation, Series 3997-LZ	3.50%		02/15/2042	6,899,582
7,236,865	Federal Home Loan Mortgage Corporation, Series 3998-AZ	4.00%		02/15/2042	7,861,500
858,450	Federal Home Loan Mortgage Corporation, Series 4003-ST	6.50%	#I/F	11/15/2041	860,940
5,638,576	Federal Home Loan Mortgage Corporation, Series 4011-S	7.15%	#I/F	03/15/2042	5,706,543
7,141,172	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	7,967,912
6,100,669	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	6,665,155
5,136,242	Federal National Mortgage Association, Series 2005-104-SI	6.49%	#I/F I/O	12/25/2033	539,911
1,856,216	Federal National Mortgage Association, Series 2005-72-WS	6.54%	#I/F I/O	08/25/2035	231,696
9,398,013	Federal National Mortgage Association, Series 2006-117-SQ	6.34%	#I/F I/O	12/25/2036	1,342,049
5,728,405	Federal National Mortgage Association, Series 2006-119-HS	6.44%	#I/F I/O	12/25/2036	752,608
8,913,105	Federal National Mortgage Association, Series 2007-20-S	6.53%	#I/F I/O	03/25/2037	1,273,652
5,069,944	Federal National Mortgage Association, Series 2007-21-SD	6.27%	#I/F I/O	03/25/2037	691,656
3,758,647	Federal National Mortgage Association, Series 2007-30-IE	6.53%	#I/F I/O	04/25/2037	730,336
9,767,275	Federal National Mortgage Association, Series 2007-40-SA	5.89%	#I/F I/O	05/25/2037	1,263,665
4,804,943	Federal National Mortgage Association, Series 2007-48-SE	5.89%	#I/F I/O	05/25/2037	687,194
6,755,048	Federal National Mortgage Association, Series 2007-64-LI	6.35%	#I/F I/O	07/25/2037	1,025,375
6,141,234	Federal National Mortgage Association, Series 2007-68-SA	6.44%	#I/F I/O	07/25/2037	809,988
4,473,735	Federal National Mortgage Association, Series 2008-5-GS	6.04%	#I/F I/O	02/25/2038	674,682
9,216,801	Federal National Mortgage Association, Series 2008-68-SB	5.89%	#I/F I/O	08/25/2038	1,302,538
6,697,307	Federal National Mortgage Association, Series 2009-111-SE	6.04%	#I/F I/O	01/25/2040	813,845
4,058,362	Federal National Mortgage Association, Series 2009-12-CI	6.39%	#I/F I/O	03/25/2036	798,480
11,926,630	Federal National Mortgage Association, Series 2009-26-SM	6.14%	#I/F I/O	08/25/2038	1,305,378
5,699,442	Federal National Mortgage Association, Series 2009-47-SA	5.89%	#I/F I/O	07/25/2039	686,274
4,831,812	Federal National Mortgage Association, Series 2009-48-WS	5.74%	#I/F I/O	07/25/2039	532,261
2,952,356	Federal National Mortgage Association, Series 2009-67-SA	4.94%	#I/F I/O	07/25/2037	307,438
7,544,702	Federal National Mortgage Association, Series 2009-87-SA	5.79%	#I/F I/O	11/25/2049	1,202,641
9,860,989	Federal National Mortgage Association, Series 2009-91-SD	5.94%	#I/F I/O	11/25/2039	1,206,700
3,968,616	Federal National Mortgage Association, Series 2010-115-SD	6.39%	#I/F I/O	11/25/2039	479,665
8,403,980	Federal National Mortgage Association, Series 2010-11-SC	4.59%	#I/F I/O	02/25/2040	756,019
9,224,674	Federal National Mortgage Association, Series 2010-15-SL	4.74%	#I/F I/O	03/25/2040	866,241
9,188,456	Federal National Mortgage Association, Series 2010-19-AI	5.00%	I/O	08/25/2037	294,537
4,542,149	Federal National Mortgage Association, Series 2010-19-SA	5.19%	#I/F I/O	03/25/2050	529,203
7,120,795	Federal National Mortgage Association, Series 2010-31-SB	4.79%	#I/F I/O	04/25/2040	763,696
10,443,364	Federal National Mortgage Association, Series 2010-39-SL	5.46%	#I/F I/O	05/25/2040	1,200,336
9,852,357	Federal National Mortgage Association, Series 2010-40-EI	4.50%	I/O	05/25/2024	516,298
7,899,139	Federal National Mortgage Association, Series 2010-8-US	4.59%	#I/F I/O	02/25/2040	739,902
8,051,307	Federal National Mortgage Association, Series 2010-9-GS	4.54%	#I/F I/O	02/25/2040	676,384
12,830,672	Federal National Mortgage Association, Series 2011-114-S	5.79%	#I/F I/O	09/25/2039	1,383,973
4,809,029	Federal National Mortgage Association, Series 2011-146-US	6.71%	#I/F	01/25/2042	4,947,522
157,371	Federal National Mortgage Association, Series 2011-40-SA	9.48%	#I/F	09/25/2040	148,242
2,791,261	Federal National Mortgage Association, Series 2011-55-BZ	3.50%		06/25/2041	2,919,641
6,049,292	Federal National Mortgage Association, Series 2011-58-SA	6.34%	#I/F I/O	07/25/2041	1,355,845
12,671,599	Federal National Mortgage Association, Series 2011-5-PS	6.19%	#I/F I/O	11/25/2040	1,153,881
7,236,865	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	8,223,419
1,717,287	Federal National Mortgage Association, Series 2012-16-BS	41.87%	#I/F	03/25/2042	2,405,630
4,135,351	Federal National Mortgage Association, Series 2012-22-AZ	4.00%		03/25/2042	4,648,858
10,224,532	Federal National Mortgage Association, Series 2012-29-SG	5.79%	#I/F I/O	04/25/2042	1,068,567
1,631,147	Federal National Mortgage Association, Series 2012-50-ST	6.71%	#I/F	05/25/2042	1,651,550
3,285,550	Federal National Mortgage Association, Series 2012-55-SC	6.64%	#I/F	05/25/2042	3,358,090
2,582,407	Federal National Mortgage Association, Series 2012-82-SC	7.15%	#I/F	08/25/2042	2,584,162
2,884,631	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/01/2036	455,640
5,033,832	Government National Mortgage Association, Series 2009-104-SD	6.14%	#I/F I/O	11/16/2039	710,543
4,388,196	Government National Mortgage Association, Series 2010-98-IA	5.95%	I/O	03/20/2039	402,617
15,608,079	Government National Mortgage Association, Series 2011-56-BS	5.89%	#I/F I/O	11/16/2036	1,439,989
17,691,369	Government National Mortgage Association, Series 2011-56-KS	5.89%	#I/F I/O	08/16/2036	1,672,890
5,810,428	Government National Mortgage Association, Series 2011-69-SB	5.14%	#I/F I/O	05/20/2041	751,656
9,439,535	Government National Mortgage Association, Series 2011-71-SG	5.19%	#I/F I/O	05/20/2041	1,189,998
10,519,611	Government National Mortgage Association, Series 2011-72-AS	5.17%	#I/F I/O	05/20/2041	1,413,593
12,627,489	Government National Mortgage Association, Series 2011-89-SA	5.24%	#I/F I/O	06/20/2041	1,725,039
4,768,690	Government National Mortgage Association, Series 2012-34-LI	6.00%	#I/F I/O	12/16/2039	845,600
Total US Government / Agency Mortgage Backed Obligations (Cost $130,964,170)					128,835,571

Short Term Investments - 7.7%
27,745,131	Fidelity Institutional Government Portfolio	0.01%	♦		27,745,131
Total Short Term Investments (Cost $27,745,131)					27,745,131

Total Investments - 99.8% (Cost $343,523,555)					360,182,589
Other Assets in Excess of Liabilities - 0.2%					749,369
NET ASSETS - 100.0%					$360,931,958

#	Variable rate security. Rate disclosed as of December 31, 2012.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2012, the value of these securities amounted to $36,890,814 or 10.2% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
♦	Seven-day yield as of December 31, 2012
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows+:

Tax Cost of Investments	$322,165,908
Gross Tax Unrealized Appreciation	46,602,782
Gross Tax Unrealized Depreciation	(8,586,101)
Net Tax Unrealized Appreciation (Depreciation)	$38,016,681

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
December 31, 2012 (Unaudited)

Security Valuation.  The Fund has adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted market prices in active markets
Level 2 — Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3 — Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors value such securities based on one or more inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities, in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset values ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of December 31, 2012, the Fund did not hold securities fair valued by the Valuation Committee.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 20121:

Valuation Inputs
Investments in Securities
Level 1
Money Market Funds	$27,745,131
Total Level 1	27,745,131
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	195,162,399
US Government / Agency Mortgage Backed Obligations	128,835,571
Non-Agency Commercial Mortgage Backed Obligations	5,058,278
Collateralized Loan Obligations	3,381,210
Total Level 2	332,437,458
Level 3	-
Total	360,182,589
See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1,2, and 3 during the period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Opportunistic Credit Fund

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date 2/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
     Ronald R. Redell, President

Date 2/21/13

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 2/21/13